ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses and other current liabilities	$ 23,576	$ 24,915
Accrued Expenses and Other Current Liabilities [Member]
Government authorities	3,839	4,871
Accrued expenses	8,771	6,825
Unrecognized tax benefits	3,870	4,633
Lease liability, current	6,974	7,025
Hedging transaction liabilities	$ 122	$ 1,561